Expense Example, No Redemption - Investor A, Investor C and Institutional - BlackRock Pennsylvania Municipal Bond Fund - Investor C	Sep. 28, 2020 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 179
Expense Example, No Redemption, 3 Years	575
Expense Example, No Redemption, 5 Years	997
Expense Example, No Redemption, 10 Years	$ 2,172